Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,300,643	$ 2,549,937
Less: accumulated depreciation	(523,539)	(280,166)
Property, plant and equipment, net	3,872,361	2,993,213
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	815,713	644,187
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,445,506	1,877,841
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	31,358	21,293
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,066	6,616
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,095,257	$ 723,442